Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Schedule of Accounts Payable [Abstract]
Revenue share payable to game developers	$ 1,788,655	$ 2,369,304
IP licensors, agencies and other payables	500,596	7,975
Total accounts payable	$ 2,289,251	$ 2,377,279